Provision for Sales Returns (Details) - Schedule of Provision for Sales Returns - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Sales return provision due to the ongoing COVID-19 pandemic
Carrying amount at the start of the year	$ 95,931	$ 213,024
Sales return provision (reversed)/recognized	(61,466)	71,025
Sales return made during the year	(34,465)	(188,118)
Carrying amount at the end of the year		$ 95,931